Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net income	$ 3,026,123	$ 2,972,754
Items not requiring (providing) cash
Depreciation and amortization	386,063	385,385
Provision for loan losses	140,000	240,000
Amortization of premiums and discounts on securities and loans	652,730	724,332
Deferred income taxes	(137,484)	135,886
Net realized gains on available-for-sale securities	(320,585)	(408,753)
Amortization of mortgage servicing rights	127,800	127,647
Increase in cash surrender value of life insurance, net	(180,723)	(97,858)
Gains on sales of foreclosed assets	(49,975)	(9,122)
Shares held by ESOP committed to be released	90,649	80,978
Stock-based compensation expense	90,163	90,163
Changes in
Interest receivable	(2,433)	104,172
Other assets	(216,149)	(89,576)
Interest payable	(47,717)	(44,174)
Other liabilities	(254,242)	1,153,196
Origination of loans held for sale	(16,942,428)	(12,358,997)
Proceeds from sales of loans held for sale	16,845,646	12,543,780
Net cash provided by operating activities	3,207,438	5,549,813
Investing Activities
Net change in interest-earning time deposits	(2,724,000)
Purchases of available-for-sale securities	(29,989,452)	(23,850,584)
Proceeds from maturities and payments of available-for-sale securities	8,303,432	7,764,734
Proceeds from the sales of available-for-sale investments and other investments	30,695,946	31,257,071
Net change in loans	(8,749,699)	(4,387,125)
Purchase of premises and equipment	(168,237)	(152,390)
Proceeds from the sale of foreclosed assets	182,378	176,737
Net cash provided by (used in) investing activities	(2,449,632)	10,808,443
Financing Activities
Net increase in demand deposits, money market, NOW and savings accounts	8,885,407	7,755,177
Net decrease in certificates of deposit	(15,545,039)	(13,552,006)
Net increase (decrease) in short-term borrowings	1,309,981	(5,788,567)
Net increase in advances from borrowers for taxes and insurance	28,155	104,948
Stock repurchase	(765,311)	(1,028,688)
Proceeds from stock options exercised	386,790	234,491
Dividends paid	(565,995)	(570,843)
Net cash used in financing activities	(6,266,012)	(12,845,488)
Increase (Decrease) in Cash and Cash Equivalents	(5,508,206)	3,512,768
Cash and Cash Equivalents, Beginning of Year	9,611,638	6,098,870
Cash and Cash Equivalents, End of Year	4,103,432	9,611,638
Supplemental Cash Flows Information
Interest paid	1,175,090	1,495,632
Income taxes paid	1,356,000	632,000
Sale and financing of foreclosed assets	81,700	298,000
Real estate acquired in settlement of loans	379,825	374,116
Dividends declared not paid	1,934,834	143,959
Exercise and retirement of shares in stock option plan	$ 153,271	$ 101,130